July 29, 2011

Supplement

SUPPLEMENT DATED JULY 29, 2011 TO THE PROSPECTUSES OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
MONEY MARKET PORTFOLIO
FLEXIBLE INCOME PORTFOLIO
GLOBAL INFRASTRUCTURE PORTFOLIO
GROWTH PORTFOLIO
FOCUS GROWTH PORTFOLIO
MULTI CAP GROWTH PORTFOLIO
MID CAP GROWTH PORTFOLIO
(each a "Portfolio")
CLASS X and CLASS Y
Dated April 29, 2011

Effective July 31, 2011, the Board of Trustees of Morgan Stanley Select Dimensions Investment Series (the "Fund") has approved (i) changing the investment adviser with respect to each Portfolio from Morgan Stanley Investment Advisors Inc. to Morgan Stanley Investment Management Inc., and (ii) changing the distributor with respect to each Portfolio from Morgan Stanley Distributors Inc. to Morgan Stanley Distribution, Inc. In connection with this approval, there will be no change in the nature of the services currently provided to the Fund through its existing advisory and distribution relationships.

As a result, effective July 31, 2011, all references in each Portfolio's Prospectus to Morgan Stanley Investment Advisors Inc., as investment adviser, and to Morgan Stanley Distributors Inc., as distributor, are hereby deleted and replaced with Morgan Stanley Investment Management Inc. and Morgan Stanley Distribution, Inc., respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

July 29, 2011

Supplement

SUPPLEMENT DATED JULY 29, 2011 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
(the "Fund")
Dated April 29, 2011

Effective July 31, 2011, the Board of Trustees of Morgan Stanley Select Dimensions Investment Series has approved (i) changing the investment adviser with respect to each Portfolio from Morgan Stanley Investment Advisors Inc. to Morgan Stanley Investment Management Inc., and (ii) changing the distributor with respect to each Portfolio from Morgan Stanley Distributors Inc. to Morgan Stanley Distribution, Inc. In connection with this approval, there will be no change in the nature of the services currently provided to the Fund through its existing advisory and distribution relationships.

As a result, effective July 31, 2011, all references in the Fund's Statement of Additional Information to Morgan Stanley Investment Advisors Inc., as investment adviser, and to Morgan Stanley Distributors Inc., as distributor, are hereby deleted and replaced with Morgan Stanley Investment Management Inc. and Morgan Stanley Distribution, Inc., respectively.

***

All references in the Fund's Statement of Additional Information to Morgan Stanley & Co. Incorporated are hereby deleted and replaced with Morgan Stanley & Co. LLC.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.